Loan Receivable	12 Months Ended
Dec. 31, 2023
Loan Receivable [Abstract]
Loan receivable
5.	Loan receivable

On July 8, 2021, the Company entered into an agreement with Fortune Access Development Corporation, a British Virgin Island corporation, to purchase a one-year note with principal of $5.5 million at 3% per annum. As of December 31, 2022, the outstanding loan receivable was $5,500,000 with unsecured. As of April 16, 2023, the Company collected back all the loan receivable. On April 16, 2023, the Company had received all loans receivable. As of December 31, 2023, the balance of loan receivable is nil.